Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 15, 2020	Feb. 01, 2021	Jul. 01, 2020	Jul. 10, 2018	Jul. 30, 2019	Sep. 30, 2019	Oct. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019	Dec. 31, 2018	Mar. 24, 2020
Proceeds from Issuance of Common Stock								$ 3,461,000	$ 16,552,000		$ 0
Treasury Stock, Value, Acquired, Par Value Method								$ 9,834,000
Common Stock, Par or Stated Value Per Share								$ 5.00	$ 5.00
Common shares authorized								35,000,000	35,000,000
Common stock, shares outstanding								18,215,679	19,015,721
Redeemable Preferred Stock Dividends								$ (0)	$ 2,750,000		(0)
Preferred Stock, Par or Stated Value Per Share								$ 1.00	$ 1.00
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 0	$ 33,984,000		$ 144,280,000
Reverse Stock Split [Member]
Stockholders' Equity, Reverse Stock Split			1-for-5
Common Stock, Par or Stated Value Per Share								$ 5.00
Before Reverse Stock Split [Member]
Common Stock, Par or Stated Value Per Share								$ 1.00
Shares Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount												$ 50,000,000
Series C Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares							2,000,000
Preferred Stock, Liquidation Preference Per Share							$ 25.00
Preferred Stock, Dividends, Per Share, Cash Paid							$ 0.5547
Redeemable Preferred Stock Dividends								$ 2,493,000
Preferred Stock, Shares Issued									2,000,000
Series B Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares					2,000,000
Preferred Stock, Liquidation Preference Per Share					$ 25.00
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.50
Redeemable Preferred Stock Dividends									$ 2,750,000
Series B Preferred Stock [Member] | Shyris Shipping Company S. A. [Member]
Preferred Stock, Liquidation Preference Per Share		$ 10.00
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.001
Preferred Stock, Shares Issued		1,900,000
Series G Preferred Stock [Member]
Preferred Stock, Shares Issued								2,615,000	2,625,000
Preferred Stock, Dividend Rate, Percentage						0.00%
Convertible Preferred Stock, Terms of Conversion								15.00
Conversion of Stock, Shares Converted	10,000									875,000
Preferred Stock, Redemption Terms								price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares
Series G Preferred Stock [Member] | Shyris Shipping Company S. A. [Member]
Stock Redeemed or Called During Period, Shares		1,798,651
Preferred Stock, Redemption Amount		$ 19,000,000
Preferred Stock, Redemption Price Per Share		$ 10.56
Series G Preferred Stock [Member] | Tsakos [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								9.99%
Series G Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Conversion Basis								130%
Preferred Stock, Redemption Price Percentage								95.00%
Series G Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Conversion Basis								170%
Preferred Stock, Redemption Amount								$ 35,000,000
Series G Preferred Stock [Member] | Shares Purchase Agreement [Member]
Preferred Stock, Liquidation Preference Per Share						$ 10.00
Preferred Stock, Shares Issued						3,500,000
Preferred Stock, Par or Stated Value Per Share						$ 1.00
Sale of Stock, Price Per Share						$ 10.00
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 33,984,000
Series F Preferred Stock [Member]
Preferred Stock, Liquidation Preference Per Share				$ 25.00
Preferred Stock, Shares Issued				6,000,000				6,000,000	6,000,000
Preferred Stock, Par or Stated Value Per Share				$ 1.00
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 144,280,000
Series F Preferred Stock [Member] | Prior to July 30, 2028 [Member]
Preferred Stock, Dividend Rate, Percentage								9.50%
Series F Preferred Stock [Member] | From and including July 30, 2028 [Member]
Preferred Stock, Dividend Payment Rate, Variable								three-month LIBOR plus spread of 6.54% per annum
Common Stock [member]
Stock Issued During Period, Shares, New Issues								172,227	911,459		53,199
Proceeds from Issuance of Common Stock								$ 3,461,000	$ 16,552,000		$ 4,511,000
Common Stock [member] | Reverse Stock Split [Member]
Common shares authorized								35,000,000
Common stock, shares outstanding								18,801,108
Common Stock [member] | Before Reverse Stock Split [Member]
Common shares authorized								175,000,000
Common stock, shares outstanding								94,005,410
Common Stock [member] | Treasury Stock [Member]
Sale of treasury stock											203,814
Treasury Stock [Member]
Sale of treasury stock											1,019,069
Treasury Stock, Shares, Acquired								978,936
Treasury Stock, Value, Acquired, Par Value Method								$ 9,834,000
Common Stock [Member]
Conversion of Stock, Shares Issued	6,667									583,333